Trade and other payables (Details) - ZAR (R) R in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Trade creditors	R 3,983	R 4,278	R 4,147
Accruals and other creditors	5,524	6,609	5,470
Other	867	791	1,276
Financial liabilities	10,374	11,678	10,893
Payroll creditors	2,640	3,014	2,496
Leave pay accrual	2,516	1,686	2,123
VAT payable	74	86	141
Total trade and other payables	R 15,604	R 16,464	R 15,653